Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leases

Note 8. Leases

We lease office space and certain colocation space under non-cancelable operating lease agreements. As described in Note 2, we were also party to agreements with Cyxtera that have been determined to be short-term leases and some that consist solely of variable lease payments. We also lease certain equipment under finance lease arrangements that expire in November 2021. Finance leases are not significant and are included in other noncurrent liabilities in the condensed consolidated balance sheets.

Operating Leases

The following is a summary of our operating lease costs for the three and nine months ended September 30, 2021 and 2020 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Operating lease cost	$233	$438	$865	$1,129
Short-term lease cost	29	382	50	1,147
Variable lease cost	36	81	58	235
Total operating lease costs	$298	$901	$973	$2,511

Included in the three and nine months ended September 30, 2020 short-term lease cost above is $0.4 million and $1.1 million, respectively, charged to us by the Management Company under the Transition Services Agreement described in Note 2. Included in the three and nine months ended September 30, 2020 variable lease cost above is $29 thousand and $0.1 million, respectively, charged to us by the Management Company under the Transition Services Agreement described in Note 2. Substantially all of the obligations under the Transition Services Agreement ceased on December 31, 2020 and the Transition Services Agreement terminated on June 30, 2021.

The following table presents information about leases on our condensed consolidated balance sheet as of September 30, 2021 and December 31, 2020 (in thousands):

	September 30, 2021	December 31, 2020
Operating lease right-of-use assets	$1,342	$2,008
Operating lease liabilities, current	$670	$779
Operating lease liabilities, noncurrent	$834	$1,256

At September 30, 2021, the weighted-average remaining lease term and weighted-average discount rate for operating leases were 3.3 years and 5.39%, respectively. At December 31, 2020, the weighted-average remaining lease term and weighted-average discount rate for operating leases were 3.4 years and 5.92%, respectively.

Cash paid for amounts included in the measurement of operating lease liabilities was $0.7 million and $3.7 million for the nine months ended September 30, 2021 and 2020, respectively.

Right-of-use assets obtained in exchange for lease obligations was $0.6 million for the nine months ended September 30, 2020 (none in 2021).

Maturities of operating lease liabilities consisted of the following as of September 30, 2021 (in thousands):

For the years ending:
Remaining 2021	$212
2022	571
2023	304
2024	236
2025	236
Thereafter	60
Total future minimum lease payments	1,619
Less: Imputed interest	(115)
Total	$1,504

Note 8. Leases

We lease office space and certain colocation space under non-cancelable operating lease agreements. As described in Note 2, we were also party to agreements with Cyxtera that have been determined to be short-term leases and some that consist solely of variable lease payments. We also lease certain equipment under finance lease arrangements that expire in November 2021. Finance leases are not significant and are included in other noncurrent liabilities in the consolidated balance sheets.

Operating Leases

The following is a summary of our operating lease costs for 2020 and 2019 (in thousands):

	2020	2019
Operating lease cost	$1,411	$1,367
Short-term lease cost	1,611	71
Variable lease cost	334	788
Total operating lease costs	$3,356	$2,226

Included in 2020 short-term lease cost and variable lease cost above is $1.5 million and $0.1 million, respectively, charged to us by the Management Company under the Transition Services Agreement described in Note 2. Included in 2019 variable lease cost above is $0.6 million charged to us by Cyxtera under the Intercompany Master Services Agreement described in Note 2. Substantially all of the obligations under the Transition Services Agreement ceased on December 31, 2020. The Intercompany Master Services Agreement was terminated on July 29, 2021. The Transition Services Agreement ended on June 30, 2021.

The following table presents information about leases on our consolidated balance sheet as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Operating lease right-of-use assets	$2,008	$3,064
Operating lease liabilities, current	$779	$973
Operating lease liabilities, noncurrent	$1,256	$1,955

At December 31, 2020, the weighted-average remaining lease term and weighted-average discount rate for operating leases were 3.4 years and 5.92%, respectively. At December 31, 2019, the weighted-average remaining lease term and weighted-average discount rate for operating leases were 3.7 years and 6.31%, respectively.

Cash paid for amounts included in the measurement of operating lease liabilities was $1.4 million and $1.5 million for 2020 and 2019, respectively.

Right-of-use assets obtained in exchange for lease obligations was $0.6 million and $1.7 million for 2020 and 2019, respectively.

Maturities of operating lease liabilities consisted of the following as of December 31, 2020 (in thousands):

For the years ending:
2021	$988
2022	600
2023	305
2024	232
2025	232
Thereafter	1
Total future minimum lease payments	2,358
Less: Imputed interest	(323)
Total	$2,035